UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    August 29, 2012

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107       4277        64600   X                         64600
Apache Corp              Common    037411105      27762       315876   X                        315876
Approach Resources Inc   Common    03834A103      23535       921500   X                        921500
Cabot Oil & Gas          Common    127097103      31826       807758   X                        807758
Cameron International C  Common    13342B105      14500       339488   X                        339488
Canadian Natural Resour  Common    136385101      15134       563640   X                        563640
CenterPoint Energy Inc   Common    15189T107      16192       783376   X                        783376
Chevron Corp             Common    166764100      19621       185981   X                        185981
Cimarex Energy           Common    171798101       3114        56500   X                         56500
Devon Energy Corp        Common    25179M103      26730       460937   X                        460937
EOG Resources            Common    26875P101      22861       253699   X                        253699
Endeavour International  Common    29259G200       4258       506959   X                        506959
Energen Corp             Common    29265N108      12487       276700   X                        276700
Ensco Plc Ads            Common    G3157S106      12323       262363   X                        262363
Exxon Mobil Corp         Common    30231G102      22482       262736   X                        262736
Forum Energy Technologi  Common    34984V100      10002       507993   X                        507993
Global Geophysical Svcs  Common    37946S107       2000       326729   X                        326729
Halliburton Co           Common    406216101      12006       422896   X                        422896
Hess Corporation         Common    42809H107      16556       381029   X                        381029
Kinder Morgan Inc Com    Common    49456B101      21737       674642   X                        674642
Kinder Morgan Warrants   Common    49456B119        328       151808   X                        151808
MDU Res Group Inc Com    Common    552690109      15125       699900   X                        699900
Marathon Oil Corp        Common    565849106       3938       154000   X                        154000
Nabors Industries Ltd    Common    G6359F103       9685       672600   X                        672600
National Fuel Gas Co     Common    636180101      23013       489850   X                        489850
National-Oilwell Varco,  Common    637071101      20225       313857   X                        313857
Newfield Exploration Co  Common    651290108      18240       622300   X                        622300
Noble Energy Inc         Common    655044105      31568       372179   X                        372179
Occidental Petroleum Co  Common    674599105      22942       267485   X                        267485
Petroleo Brasileiro Sa   Common    71654V101      11359       626192   X                        626192
Pioneer Natural Resourc  Common    723787107      22409       254044   X                        254044
Plains Exploration & Pr  Common    726505100      20505       582866   X                        582866
QEP Res Inc              Common    74733V100      30987      1033947   X                       1033947
Quicksilver Res Inc      Common    74837R104       6895      1272086   X                       1272086
Range Resouces Corp      Common    75281A109       5816        94000   X                         94000
Rowan Companies Inc      Common    G7665A101      12599       389700   X                        389700
Royal Dutch Shell Plc C  Common    780259206       8433       125056   X                        125056
Schlumberger LTD         Common    806857108      14598       224895   X                        224895
Southwestern Energy Co   Common    845467109       5003       156700   X                        156700
Superior Energy Service  Common    868157108       9526       470900   X                        470900
Talisman Energy, Inc     Common    87425E103      19552      1706090   X                       1706090
Williams Companies       Common    969457100      27285       946735   X                        946735

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:  659,435